Real Estate Inventories And Impairment Loss On Real Estate Assets (Summary of Inventory Impairments) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Property Project	Dec. 31, 2010 Project Property	Dec. 31, 2009 Property Project
Inventory impairments related to:
Inventory impairments	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Number of projects impaired during the year		16	14	13
Number of projects assessed for impairment during the year		42	73	67
Homes In Backlog [Member]
Inventory impairments related to:
Inventory impairments		34,835	80,197	31,916
Land Held For Future Development Or Sold [Member]
Inventory impairments related to:
Inventory impairments		$ 93,479	$ 31,663	$ 13,353